WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

MASTER LIMITED PARTNERSHIPS - 37.9% (a)	Shares	Value
Crude & Refined Products - 15.4%
Genesis Energy, L.P.	2,129,543	$ 23,680,518
MPLX, L.P. (b)	1,091,272	45,353,264
Plains GP Holdings, L.P. - Class A (c)	4,388,240	80,085,381
		149,119,163
Energy - 12.1%
Delek Logistics Partners, L.P.	141,590	5,803,774
EMG Utica I Offshore Co-Investment, L.P. *(d)(e)(f)	16,000,000	15,360,000
Energy Transfer, L.P.	6,048,452	95,142,150
		116,305,924
Gathering & Processing - 5.6%
Hess Midstream, L.P. - Class A (b)	811,612	29,323,541
Western Midstream Partners, L.P. (b)	695,290	24,717,560
		54,041,101
Utilities - 4.8%
Enterprise Products Partners, L.P.	1,547,267	45,149,251
NextEra Energy Partners, L.P. (b)	50,400	1,516,032
		46,665,283

Total Master Limited Partnerships (Cost $235,381,103)		$ 366,131,471

MLP RELATED COMPANIES - 62.3%	Shares	Value
Crude & Refined Products - 5.6%
Enbridge, Inc. (b)	762,225	$ 27,577,300
Gibson Energy, Inc.	1,542,531	26,262,729
		53,840,029
Energy - 13.1%
DT Midstream, Inc. (b)	423,695	25,887,764
Kinetik Holdings, Inc. (b)	1,847,996	73,679,600
NextDecade Corporation (c)	382,930	2,175,042
Pembina Pipeline Corporation	699,514	24,720,825
		126,463,231
Gathering & Processing - 11.5%
Antero Midstream Corporation (b)	2,803,553	39,417,955
EnLink Midstream, LLC (b)(c)	1,852,734	25,271,292

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Continued)

MLP RELATED COMPANIES - 62.3% (Continued)	Shares	Value
Gathering & Processing - 11.5% (Continued)
Targa Resources Corporation	414,902	$ 46,464,875
		111,154,122
Industrials - 0.7%
Eaton Corporation plc (b)	10,837	3,388,513
Quanta Services, Inc. (b)	13,633	3,541,854
		6,930,367
Liquefied Natural Gas - 7.2%
Cheniere Energy, Inc. (b)	429,840	69,324,595

Natural Gas Liquids Infrastructure - 12.0%
Keyera Corporation	1,071,049	27,590,334
ONEOK, Inc. (b)	912,725	73,173,163
Pembina Pipeline Corporation	435,296	15,365,619
		116,129,116
Natural Gas Pipelines - 12.2%
Equitrans Midstream Corporation (b)	3,710,051	46,338,537
Kinder Morgan, Inc.	802,861	14,724,471
TC Energy Corporation (b)	245,610	9,873,522
Williams Companies, Inc. (The) (b)	1,207,780	47,067,186
		118,003,716

Total MLP Related Companies (Cost $385,832,661)		$ 601,845,176

SPECIAL PURPOSE ACQUISITION COMPANIES - 0.0% (g)	Shares	Value
Renewable Energy Infrastructure - 0.0% (g)
TortoiseEcofin Acquisition Corporation III - Founder Shares (c)(d)(e)(f) (Cost $315)	104,850	$ 315

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.3%	Shares	Value
First American Government Obligations Fund - Class U, 5.25% (h) (Cost $2,754,561)	2,754,561	$ 2,754,561

Investments at Value - 100.5% (Cost $623,968,640)		$ 970,731,523

Liabilities in Excess of Other Assets - (0.5%)		(5,221,058)

Net Assets - 100.0%		$ 965,510,465

plc	- Public Limited Company

*	EMG Utica I Offshore Co-Investment, L.P. is a Co-Investment of MarkWest Utica EMG, LLC.
(a)	The security is considered a non-income producing security as any distributions received during the last 12 months (if applicable) are treated as return of capital per Generally Accepted Accounting Principles.
(b)	All or a portion of the security covers a written call option.
(c)	Non-income producing security.
(d)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees and represents 1.6% of net assets.
(e)	Level 3 security in accordance with fair value hierarchy.
(f)	These securities are exempt from registration under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration, normally to qualified institutional buyers, or to the public if the securities are subsequently registered.
(g)	Percentage rounds to less than 0.1%.
(h)	The rate shown is the 7-day effective yield as of March 31, 2024.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
March 31, 2024 (Unaudited)

WRITTEN OPTION CONTRACTS	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
Antero Midstream Corporation, 05/17/24	$ 14 .00	9,069	$ 12,751,014	$ 326,484
Cheniere Energy, Inc., 04/19/24	170 .00	1,218	19,643,904	60,900
Cheniere Energy, Inc., 04/19/24	175 .00	812	13,095,936	12,992
DT Midstream, Inc., 04/19/24	60 .00	2,316	14,150,760	379,824
Eaton Corporation plc, 04/19/24	320 .00	54	1,688,472	18,252
Eaton Corporation plc, 04/19/24	330 .00	54	1,688,472	5,940
Embridge, Inc., 04/19/24	37 .50	1,960	7,091,280	9,800
EnLink Midstream, LLC, 05/17/24	14 .00	7,698	10,500,072	269,430
Equitrans Midstream Corporation, 04/19/24	12 .00	1,027	1,282,723	71,890
Equitrans Midstream Corporation, 04/19/24	13 .00	9,275	11,584,475	139,125
Hess Midstream, L.P., 04/19/24	35 .00	4,792	17,313,496	661,296
Kinetik Holdings, Inc., 04/19/24	40 .00	12,543	50,008,941	1,379,730
MPLX, L.P., 04/19/24	41 .00	2,227	9,255,412	189,295
NextEra Energy Partners, L.P., 04/19/24	30 .00	504	1,516,032	57,960
ONEOK, Inc., 04/19/24	77 .50	2,947	23,626,099	1,007,874
Quanta Services, Inc., 04/19/24	250 .00	68	1,766,640	86,360
Quanta Services, Inc., 04/19/24	270 .00	68	1,766,640	15,096
TC Energy Corporation, 05/17/24	42 .50	1,292	5,193,840	33,592
Western Midstream Partners, L.P., 04/19/24	35 .00	3,084	10,963,620	354,660
Williams Companies, Inc. (The), 04/19/24	35 .00	2,636	10,272,492	1,008,270
Total Written Option Contracts			$ 225,160,320	$ 6,088,770
(Premiums $2,541,436)

The average monthly notional value of written option contracts during the three months ended March 31, 2024 was $264,454,647.